Financial instruments risk management	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments risk management
Note 3 - Financial instruments risk management

The Company is exposed through its operations to the following financial risks:

- Credit risk
- Other market price risk
- Foreign exchange risk
- Global changes in raw-material prices

In common with all other businesses, the Company is exposed to risks that arise from its use of financial instruments. This note describes the Company's objectives, policies and processes for managing those risks and the methods used to measure them. Further quantitative information in respect of these risks is presented throughout these financial statements.

There have been no substantive changes in the Company's exposure to financial instrument risks, its objectives, policies and processes for managing those risks or the methods used to measure them from previous periods unless otherwise stated in this note.

(i) Principal financial instruments

The principal financial instruments used by the Company, from which financial instrument risk arises, are as follows:
- Cash and cash equivalents
- Trade receivables
- Financial assets at fair value through profit or loss
- Trade payables - Financial liabilities at fair value through profit or loss

(ii) Financial instruments by category

Financial assets:

	Fair value through profit or loss		Amortized cost
	2022	2021	2022	2021
	NIS in thousands
Cash and cash equivalents	-	-	150,607	195,718
Financial assets at fair value through profit or loss	160,875	185,146	-	-
Trade and other receivables	-	-	170,794	138,956
Total financial assets	160,875	185,146	321,401	334,674
Financial liabilities:

	Fair value through profit or loss		Amortized cost
	2022	2021	2022	2021
	NIS in thousands
Trade payables	-	-	24,842	20,386
Financial liabilities at fair value through profit or loss	-	13,960	-	-
Total financial liabilities	-	13,960	24,842	20,386

(iii) Financial instruments not measured at fair value

Financial instruments not measured at fair value includes cash and cash equivalents, loans to others, trade and other receivables and trade payables.
Due to their short-term nature, the carrying value of cash and cash equivalents, loans to others, trade and other receivables, and trade payables approximates their fair value.

(iv) Financial instruments measured at fair value

The fair value hierarchy of financial instruments measured at fair value is provided below

	Level 1		Level 2		Level 3
	2022	2021	2022	2021	2022	2021
	NIS in thousands
Financial assets at fair value through profit or loss	116,762	154,090	-	-	44,113	31,056
Financial liabilities at fair value through profit or loss	-	-	-	-	-	13,960

There were no transfers between levels during the period.
The valuation techniques and significant unobservable inputs used in determining the fair value.
There were no changes to the valuation techniques during the period.

The reconciliation of the opening and closing fair value balance of financial instruments is provided below:

Financial assets at fair value through profit or loss:	Level 1	Level 3
	NIS in thousands
January 1, 2022	154,090	31,056
Purchases	6,274	-
Disposals	(39,798)	-
Gain (Loss)	(3,804)	13,057
December 31, 2022	116,762	44,113

Financial liabilities at fair value through profit or loss:	Level 1	Level 3
	NIS in thousands
January 1, 2022	-	(13,960)
Gain	-	13,960
December 31, 2022	-	-

The fair value measurement of the forward exchange contracts using the "Monte Carlo" model is based on significant unobservable inputs and thus represent a level 3 measurement within the fair value hierarchy. changes in fair value are recognized in financial expenses.

"Monte Carlo" simulation was used to calculate the forward exchange contracts value using the Forward Options method, which is a stochastic model used in currency exchange scenarios.

General objectives, policies and processes

Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company is mainly exposed to credit risk from credit sales. It is Company policy, implemented locally, to assess the credit risk of new customers before entering contracts. Such credit ratings are taken into account by local business practices.

The Company has established a credit policy under which each new customer is analyzed individually for creditworthiness before the Company's standard payment and delivery terms and conditions are offered. The Company's review includes external ratings, when available, and in some cases bank references. Purchase limits are established for each customer, which represents the maximum open amount.

Other market price risk

The Company is exposed to price risks of shares, certificate of participation in mutual fund and bonds, which are classified as financial assets carried at fair value through profit or loss.
The effect of a 10% increase in the value of the portfolio securities investment held at the reporting date would, if all other variables held constant, have resulted in an increase in the fair value through profit or loss and net assets of NIS 11,672 thousand (2021: NIS 15,409 thousand). A 10% decrease in their value would, on the same basis, have decreased the fair value through other profit or loss reserve and net assets by the same amount.

Foreign exchange risk

Foreign exchange risk arises when the Company enters into transactions denominated in a currency other than its functional currency. The Company buys its inventories mostly in USD and EURO and sells its products in NIS. Foreign exchange exposures are managed within utilizing forward foreign exchange contracts.

As of December 31 the Company's net exposure to foreign exchange risk was as follows:

	2022	2021
Net foreign currency financial assets/(liabilities)	NIS in thousands
USD	26,939	22,614
EURO	(6,399)	(1,834)
Total net exposure	20,540	20,780

The following table details the Company's sensitivity to a 10% increase and decrease in the NIS against the relevant foreign currencies. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management's assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency rates. A positive number below indicates an increase in profit and other equity where the NIS strengthens 10% against the relevant currency. For a 10% weakening of the NIS against the relevant currency, there would be opposite impact on the profit and other equity, and the balances below would be negative.

	USD		EURO
	2022	2021	2022	2021
	NIS in thousands
10% increase	2,694	2,496	640	17,172
10% decrease	(2,694)	(2,587)	(640)	(20,353)

Global changes in raw-material prices

Raw material prices are mainly affected by extreme weather fluctuations affecting agricultural crops, crude oil prices, accelerated growth and growing demand in China and India affecting world consumption, rise in living standards mainly in developing countries and speculative transaction in the commodity market. A possible rise in the price of raw materials may lead to higher prices for products by suppliers. Sharp price increases in commodity prices may have a material adverse effect on the Company's operations and business results.